Loans and financings (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financings, Current	$ 50,883	$ 143,196
Loans and financings, Non-current	1,711,750	1,582,370
Loans and financings	1,762,633	1,725,566	$ 1,669,259
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Loans and financings, Current	22,954
Loans and financings, Non-current	1,442,480
Loans and financings	1,465,434	1,446,225
Currency B R L [Member]
IfrsStatementLineItems [Line Items]
Loans and financings, Current	27,929
Loans and financings, Non-current	269,270
Loans and financings	$ 297,199	$ 279,341